Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 09, 2020	Feb. 28, 2022	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
EVOLUTIONARY TREE INNOVATORS FUND I CLASS SHARES
Account Value [Line Items]
Line Graph and Table Measure Name	09/09/20		May-2024	May-2023	May-2022	May-2021
EVOLUTIONARY TREE INNOVATORS FUND A CLASS SHARES
Account Value [Line Items]
Line Graph and Table Measure Name		02/28/22	May-2024	May-2023	May-2022
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			May-2024	May-2023	May-2022	May-2021	May-2020	May-2019					8/6/2018
Institutional Class [Default Label]
Account Value [Line Items]
Line Graph and Table Measure Name			May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Wavelength Fund
Account Value [Line Items]
Line Graph and Table Measure Name			May-2024	May-2023	May-2022	May-2021	May-2020	May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Kempner Multi Cap Deep Value Fund Investor Class [Member]
Account Value [Line Items]
Account Value			$ 19,113	$ 14,451	$ 16,095	$ 16,557	$ 10,676	$ 11,329	$ 12,084	$ 10,638	$ 9,258	$ 10,208	$ 10,000
S P 500 Value Indexs [Member]
Account Value [Line Items]
Account Value			26,380	21,268	20,645	20,148	14,408	13,825	13,664	12,543	10,935	10,885	10,000
M S C I World Index [Member]
Account Value [Line Items]
Account Value			23,963	19,183	18,794	19,745	14,041	13,147	13,185	11,818	10,151	10,570	10,000
Evolutionary Tree Innovators Fund I Class Shares [Member]
Account Value [Line Items]
Account Value	$ 10,000		9,058	7,641	6,863	12,730
S P 500 Indexs [Member]
Account Value [Line Items]
Account Value	$ 10,000		16,452	12,835	12,470	12,508
Evolutionary Tree Innovators Fund A Class Shares [Member]
Account Value [Line Items]
Account Value		$ 9,427	9,020	7,626	6,868
S P 500 Index [Member]
Account Value [Line Items]
Account Value		$ 10,000	12,513	9,761	9,484
Adler Value Fund Institutional Class [Member]
Account Value [Line Items]
Account Value			15,787	13,201	15,321	15,578	10,000	9,890	10,000
S Ps 500 Index [Member]
Account Value [Line Items]
Account Value			20,502	15,994	15,540	15,587	11,108	9,844	10,000
S Ps 500 Value Index [Member]
Account Value [Line Items]
Account Value			18,403	14,837	14,402	14,055	10,051	9,644	10,000
S P 1000 Value Index [Member]
Account Value [Line Items]
Account Value			14,905	12,477	13,202	13,658	7,898	8,807	9,997
Kempner Multi Cap Deep Value Fund Institutional Class [Member]
Account Value [Line Items]
Account Value			979,318	738,831	820,642	842,632	541,828	573,419	610,616	536,005	465,515	512,010	500,000
Wavelength Fund [Member]
Account Value [Line Items]
Account Value			12,357	11,663	11,915	12,747	11,761	11,104	10,507	10,305	9,646	9,983	10,000
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value			11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,779	10,612	10,303	10,000
S P B G Cantor 03 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Account Value			11,558	10,952	10,599	10,585	10,575	10,401	10,174	10,052	10,013	10,002	10,000
S P 500 Value Index [Member]
Account Value [Line Items]
Account Value			1,319,005	1,063,421	1,032,228	1,007,407	720,378	691,244	683,204	627,155	546,732	544,269	500,000
M S C I World Index [Member]
Account Value [Line Items]
Account Value			$ 1,198,173	$ 959,157	$ 939,689	$ 987,236	$ 702,029	$ 657,359	$ 659,274	$ 590,917	$ 507,559	$ 528,509	$ 500,000